Transactions with Related Parties (Details) - Schedule of Shared Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions with Related Parties (Details) - Schedule of Shared Expenses [Line Items]
Total		$ 99,906
Rent [Member]
Transactions with Related Parties (Details) - Schedule of Shared Expenses [Line Items]
Rent		94,436
Utilities [Member]
Transactions with Related Parties (Details) - Schedule of Shared Expenses [Line Items]
Utilities		$ 5,470